Shareholder Report, Average Annual Return (Details)	12 Months Ended	29 Months Ended
	Nov. 30, 2025	Nov. 30, 2025
M3Sixty Small Cap Growth Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.33%)	8.08%
Russell 2000® Growth Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.11%	15.03%